Tax Expense	6 Months Ended
Dec. 31, 2025
Tax Expense [Abstract]
Tax Expense

18. TAX EXPENSE

	Six Months Ended
	December 31, 2025	December 31, 2024
	RM	RM

Income tax
- Current period provision	20,895	14,034
- Under provision in prior period	-	15,941
	20,895	29,975
Deferred tax (Note 13)
- Relating to origination and reversal of temporary differences	382,375	(950,839)
	403,270	(920,864)

Malaysian income tax is calculated at the statutory tax rate of 24% (2024: 24%) of the estimated taxable profit for the fiscal year.

Numerical reconciliation between the average effective tax rate and the applicable tax rate of the Group is as follows:

	Six Months Ended
	December 31, 2025	December 31, 2024
	RM	RM

Loss before tax	(14,274,561)	(28,457,298)

Tax at Malaysian statutory rate of 24% (2024: 24%)	(3,425,895)	(6,829,752)

Tax effects in respect of:
Non-allowable expenses	957,280	4,672,986
Deferred tax assets not recognized	8,519,493	2,471,006
Changes in unrecognized temporary differences	(5,435,938)	(1,219,378)
Utilisation of unrecognized deferred tax assets	(211,670)	(31,667)
	403,270	(936,805)

Under/(over) provision in current / prior period:
Income tax	-	15,941
Tax expense	403,270	(920,864)